Assets Held for Sale and Other Current Assets - Summary of Detailed Information About Assets Held for Sale Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information About Other Current Assets [Abstract]
Assets held for sale	$ 265	$ 49
Other current assets	105	142
Total	$ 370	$ 191